Membership Interests (Schedule Of Distributions Paid) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends Payable [Line Items]
Amount	$ 181	$ 215	$ 310	$ 225	$ 145
Payment Three FY 2014 [Member]
Dividends Payable [Line Items]
Declaration Date	Jul. 30, 2014
Payment Date	Jul. 31, 2014
Amount	71
Payment Two FY 2014 [Member]
Dividends Payable [Line Items]
Declaration Date	Apr. 30, 2014
Payment Date	May 01, 2014
Amount	57
Payment One FY 2014 [Member]
Dividends Payable [Line Items]
Declaration Date	Feb. 19, 2014
Payment Date	Feb. 20, 2014
Amount	53
Payment Four FY 2013 [Member]
Dividends Payable [Line Items]
Declaration Date			Oct. 29, 2013
Payment Date			Oct. 31, 2013
Amount			95
Payment Three FY 2013 [Member]
Dividends Payable [Line Items]
Declaration Date			Jul. 31, 2013
Payment Date			Aug. 01, 2013
Amount			95
Payment Two FY 2013 [Member]
Dividends Payable [Line Items]
Declaration Date			May 01, 2013
Payment Date			May 02, 2013
Amount			70
Payment One FY 2013 [Member]
Dividends Payable [Line Items]
Declaration Date			Feb. 13, 2013
Payment Date			Feb. 15, 2013
Amount			50
Payment Four FY 2012 [Member]
Dividends Payable [Line Items]
Declaration Date				Oct. 24, 2012
Payment Date				Oct. 30, 2012
Amount				70
Payment Three FY 2012 [Member]
Dividends Payable [Line Items]
Declaration Date				Jul. 25, 2012
Payment Date				Jul. 31, 2012
Amount				50
Payment Two FY 2012 [Member]
Dividends Payable [Line Items]
Declaration Date				Apr. 25, 2012
Payment Date				May 01, 2012
Amount				60
Payment One FY 2012 [Member]
Dividends Payable [Line Items]
Declaration Date				Feb. 14, 2012
Payment Date				Feb. 21, 2012
Amount				$ 45